CONDENSED CONSOLIDATED INTERIM CASH FLOW STATEMENTS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS - OPERATING ACTIVITIES
NET LOSS AND COMPREHENSIVE LOSS	$ (30,707)	$ (12,373)
Adjustments required to reflect net cash used in operating activities (see appendix below)	13,009	498
Net cash used in operating activities	(17,698)	(11,875)
CASH FLOWS - INVESTING ACTIVITIES
Investments in short-term deposits	(6,006)	(9,000)
Maturities of short-term deposits	24,000	24,141
Purchase of property and equipment	(99)	(62)
Purchase of intangible assets	(153)	0
Net cash provided by investing activities	17,742	15,079
CASH FLOWS - FINANCING ACTIVITIES
Issuance of share capital and warrants, net of issuance costs	0	266
Employee stock options exercised	0	2
Repayments of loan	0	(1,812)
Repayments of lease liabilities	(183)	(88)
Net cash used in financing activities	(183)	(1,632)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(139)	1,572
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	10,587	12,990
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(344)	(562)
CASH AND CASH EQUIVALENTS - END OF PERIOD	10,104	14,000
Income and expenses not involving cash flows:
Depreciation and amortization	457	314
Exchange differences on cash and cash equivalents	344	562
Fair value adjustments of warrants	10,843	(1,673)
Share-based compensation	920	586
Interest and exchange differences on short-term deposits	(210)	(142)
Interest on loan	1,405	68
Exchange differences on lease liability	(75)	(205)
Total income and expense not involving cash flows	13,684	(490)
Changes in operating asset and liability items:
Increase in prepaid expenses and other receivables	(958)	(688)
Increase in accounts payable and accruals	283	1,676
Total Change in operating asset and liability	(675)	988
Total Adjustments required to reflect net cash used in operating acivities	13,009	498
Supplemental information on interest received in cash	761	146
Supplemental information on interest paid in cash	640	217
Supplemental information on non-cash transactions:
Acquisition of right-of-use asset	$ 66	$ 0